Submission	Mar. 13, 2026
Submission [Line Items]
Central Index Key	0002100805
Registrant Name	Janus Living, Inc.
Registration File Number	333-293835
Form Type	S-11
Submission Type	S-11/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A